Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 4,990,172	$ 20,793,225
Unused amount	4,990,172	20,793,225
Unrecognized amount	4,990,172	20,793,225
2016 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	335,863	607,999
Unused amount	335,863	607,999
Unrecognized amount	$ 335,863	$ 607,999
Expiry year	2026 years	2026 years
2018 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 265,902	$ 1,357,953
Unused amount	265,902	1,357,953
Unrecognized amount	$ 265,902	$ 1,357,953
Expiry year	2028 years	2028 years
2020 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 1,391,266	$ 4,771,824
Unused amount	1,391,266	4,771,824
Unrecognized amount	$ 1,391,266	$ 4,771,824
Expiry year	2030 years	2030 years
2021 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 462,800	$ 2,558,560
Unused amount	462,800	2,558,560
Unrecognized amount	$ 462,800	$ 2,558,560
Expiry year	2031 years	2031 years
2022 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 2,382,650	$ 9,490,794
Unused amount	2,382,650	9,490,794
Unrecognized amount	$ 2,382,650	$ 9,490,794
Expiry year	2032 years	2032 years
2023 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed	$ 151,691
Unused amount	151,691
Unrecognized amount	$ 151,691
Expiry year	2033 years
2017 [Member]
Income Tax (Details) - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets [Line Items]
Amount filed/ assessed		$ 2,006,095
Unused amount		2,006,095
Unrecognized amount		$ 2,006,095
Expiry year		2027 years